ACQUISITIONS AND DISPOSALS - Acquisition of New Spring Group (Details) - New Spring Group - Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] - Guangzhou New Spring Hospital Management Co., Ltd.
¥ in Thousands
1 Months Ended
Mar. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Cash consideration	¥ 8,400
Non-controlling interest	3,078
Total	¥ 11,478